Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ 29	$ 28
Deferred income tax expense (recovery)	(812)	23
Total income tax expense (recovery)	$ (783)	$ 51